Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2026
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Summary of Auditors' Remuneration

	2026	2025	2024
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group's Annual Report	10.419	10.295	10.558
Audit of the accounts of subsidiaries, joint ventures and associates	0.692	0.551	0.534
Audit-related assurance services required by legislation to be provided by the auditor	1.907	1.814	1.871
Other assurance and agreed-upon procedures under legislation or contractual arrangements	2.423	2.093	2.261
Total assurance services	15.441	14.753	15.224
Fees payable to the Group's auditors for non-assurance services
Other services	–	–	0.498
Total other services	–	–	0.498
Total fees	15.441	14.753	15.722